NON-CONTROLLING INTEREST (Tables)	12 Months Ended
Nov. 30, 2019
Noncontrolling Interest [Abstract]
Schedule of non-controlling interest

The following table presents the changes in equity attributable to the 49% non-controlling interest in Majesco:

	2019	2018
	$	$
Balance, beginning of year	1,838,941	-
Non-controlling interest on acquisition of Majesco (Note 5)	-	1,684,615
Share of income (loss) for the year	(43,932)	37,516
Foreign exchange on translation	(8,608)	116,810

Balance, end of year	1,786,401	1,838,941

Schedule of noncontrolling interests assets liabilities

The following table presents the non-controlling interest as at November 30, 2019 and 2018:

	2019	2018
	$	$
Assets
Current	33,770	243,660
Non-current	3,905,471	3,776,093
	3,939,241	4,019,753

Liabilities
Current	270,362	243,630
Non-current	23,163	23,184
	293,525	266,814

Net assets	3,645,716	3,752,939
Non-controlling interest	1,786,401	1,838,941

Schedule of loss and comprehensive loss attributable to non-controlling interest

The following table presents the loss and comprehensive loss attributable to non-controlling interest:

	Year ended November 30,
	2019	2018
	$	$

Profit (loss) attributable to non-controlling interest	(43,932)	37,516
Foreign exchange translation adjustment	(8,608)	116,810

Comprehensive loss attributable to non-controlling interest	(52,540)	154,326